DWS CROCI International VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		42.25%	13.36%	8.69%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.90%	10.86%	8.21%
Performance Inception Date	May 01, 1987